Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Acclivity Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Acclivity Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Acclivity Small Cap Value Fund (the “Small Cap Value Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Value Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 60% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Value Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization value stocks.

Under normal market conditions, the Small Cap Value Fund is expected to hold approximately 600 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization value company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a low market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $5.3 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Value Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Value Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Value Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Value Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Value Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Value Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Value Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Value Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Value Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Value Fund may lend its portfolio securities in order to generate additional income for the Small Cap Value Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Small Cap Value Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

●	Limited Operating History Risk. The Small Cap Value Fund is new and has a limited history of operation. Accordingly, an investment in the Small Cap Value Fund entails a high degree of risk. There can be no assurance that the Small Cap Value Fund and the Adviser will achieve the Small Cap Value Fund’s investment objective.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

●	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Small Cap Value Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Value Fund toll-free at 1-855-873-3837 or on the Small Cap Value Fund’s website www.acclivityfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Small Cap Value Fund by showing how the Small Cap Value Fund’s average annual returns for each full calendar year since the Small Cap Value Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-873-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acclivityfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares1 Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 33.65% (for the quarter ended December 31, 2020). The worst performance was -38.78% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Small Cap Value Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Russell 2000 Value Total Return Index is a subset of the Russell 2000 Index. The Russell 2000 Value Total Return Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Acclivity Small Cap Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	26.07%	[1]
Acclivity Small Cap Value Fund | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.27%
Since Inception	rr_AverageAnnualReturnSinceInception	17.99%	[1]
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,691
Annual Return 2019	rr_AnnualReturn2019	18.44%	[4]
Annual Return 2020	rr_AnnualReturn2020	7.51%	[4]
Annual Return 2021	rr_AnnualReturn2021	38.60%	[4]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	38.60%
Since Inception	rr_AverageAnnualReturnSinceInception	20.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	37.71%
Since Inception	rr_AverageAnnualReturnSinceInception	20.33%	[1]
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.31%
Since Inception	rr_AverageAnnualReturnSinceInception	16.44%	[1]
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXVNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,913
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	38.40%
Since Inception	rr_AverageAnnualReturnSinceInception	20.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2018
Acclivity Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Acclivity Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Acclivity Small Cap Growth Fund (the “Small Cap Growth Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Small Cap Growth Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Small Cap Growth Fund’s performance. Because the Small Cap Growth Fund is newly organized, portfolio turnover information is not yet available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small Cap Growth Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be small capitalization growth stocks.

Under normal market conditions, the Small Cap Growth Fund is expected to hold approximately 500 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a small capitalization growth company as any company that simultaneously meets the following two requirements: (i) be in the lowest 8% of U.S. aggregate market capitalization; and (ii) exhibit a high market value relative to its book value. Thus, the market capitalization threshold for a company to be categorized as a small capitalization company will fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the small capitalization upper threshold at approximately $5.3 billion and the lower threshold at approximately $10 million. These thresholds will change throughout the year as market conditions evolve and prices fluctuate. The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its total assets in equity securities of small cap U.S. companies. The Small Cap Growth Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Small Cap Growth Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Small Cap Growth Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Small Cap Growth Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Small Cap Growth Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Small Cap Growth Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Small Cap Growth Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Small Cap Growth Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Small Cap Growth Fund may lend its portfolio securities in order to generate additional income for the Small Cap Growth Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund. The principal risks of investing in the Small Cap Growth Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Growth Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Growth Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Growth Fund’s exposure to securities markets values. It is possible that the Small Cap Growth Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Growth Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Small Cap Growth Fund invests primarily in common stock, which subjects the Small Cap Growth Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Growth Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Growth Fund’s investments goes down, your investment in the Small Cap Growth Fund decreases in value and you could lose money.
●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Growth Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Growth Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Growth Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Small Cap Growth Fund invests. There is risk that these and other factors may adversely affect the Small Cap Growth Fund’s performance. You could lose money by investing in the Small Cap Growth Fund.

●	Limited Operating History Risk. The Small Cap Growth Fund is new and has a limited history of operation. Accordingly, an investment in the Small Cap Growth Fund entails a high degree of risk. There can be no assurance that the Small Cap Growth Fund and the Adviser will achieve the Small Cap Growth Fund’s investment objective.

●	Management Risk. Management risk is the risk that the investment process used by the Small Cap Growth Fund’s portfolio manager could fail to achieve the Small Cap Growth Fund’s investment goal and cause an investment in the Small Cap Growth Fund to lose value.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Growth Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Growth Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

●	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Small Cap Growth Fund had not yet commenced operations as of the date of this prospectus, no performance information is presented. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Small Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Growth Fund will perform in the future. Updated performance information will be available at no cost by calling the Small Cap Growth Fund toll-free at 1-855-873-3837 or on the Small Cap Growth Fund’s website www.acclivityfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Small Cap Growth Fund had not yet commenced operations as of the date of this prospectus, no performance information is presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-873-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acclivityfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Small Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.
Acclivity Small Cap Growth Fund | Acclivity Small Cap Growth I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 220
Acclivity Small Cap Growth Fund | Acclivity Small Cap Growth N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXGNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 299
Acclivity Mid Cap Multi-Style Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Acclivity Mid Cap Multi-Style Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Multi-Style Fund”) is to seek long term capital appreciation.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid Cap Multi-Style Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid Cap Multi-Style Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Mid Cap Multi-Style Fund’s performance. During the most recent fiscal year, the Mid Cap Multi-Style Fund’s portfolio turnover rate was 40% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Mid Cap Multi-Style Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Mid Cap Multi-Style Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Mid Cap Multi-Style Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mid Cap Multi-Style Fund employs a quantitatively driven, factor-based investment strategy. Particularly, the Adviser selects, from the U.S. publicly traded stock universe, securities that the Adviser considers to be mid-capitalization stocks.

Under normal market conditions, the Mid Cap Multi-Style Fund is expected to hold approximately 300 different stocks, where no individual issuer represents more than 5% of the portfolio total value. The Adviser defines a mid-capitalization company as any company that is neither in the highest 80% of U.S. aggregate market capitalization nor in the lowest 8% of U.S. aggregate market capitalization. Effectively, this excludes the largest and smallest companies in the market. The market capitalization upper and lower thresholds for a company to be categorized as a mid-capitalization company will thus fluctuate along with market prices. For context, the Adviser, as of the date of this Prospectus, places the mid-capitalization upper threshold at approximately $18.5billion and the lower threshold at approximately $5.3 billion. These thresholds will change throughout the year as market conditions evolve and prices fluctuate., The strategy aims to invest in a broad and well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Mid Cap Multi-Style Fund will invest at least 80% of its total assets in equity securities of mid-cap companies. The Mid Cap Multi-Style Fund may obtain exposure to equity securities through futures and options on futures contracts. Such derivative investments will be valued at market value rather than notional value, and will not exceed more than 20% of the Mid Cap Multi-Style Fund’s total assets.

The Adviser will use a set of investment factors, which in some peer-reviewed academic journals have been linked to higher expected returns, to over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables, that the Adviser believes are linked to higher expected returns, during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Mid Cap Multi-Style Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Mid Cap Multi-Style Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Mid Cap Multi-Style Fund will normally invest 5% or less of its total assets in futures, although it can invest up to 20% of its total assets in such instruments.

The Mid Cap Multi-Style Fund will also use futures and options on futures contracts for U.S. equity securities and indices, and exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures and options on futures contracts will count towards the Mid Cap Multi-Style Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Mid Cap Multi-Style Fund may lend its portfolio securities in order to generate additional income for the Mid Cap Multi-Style Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Mid Cap Multi-Style Fund. The principal risks of investing in the Mid Cap Multi-Style Fund are:

●	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Mid Cap Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Mid Cap Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Mid Cap Multi-Style Fund’s exposure to securities markets values. It is possible that the Mid Cap Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Mid Cap Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

●	Equity Securities Risk. The Mid Cap Multi-Style Fund invests primarily in common stock, which subjects the Mid Cap Multi-Style Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Mid Cap Multi-Style Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Mid Cap Multi-Style Fund’s investments goes down, your investment in the Mid Cap Multi-Style Fund decreases in value and you could lose money.

●	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Mid Cap Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Mid Cap Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Mid Cap Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Mid Cap Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Mid Cap Multi-Style Fund’s performance. You could lose money by investing in the Mid Cap Multi-Style Fund.

●	Limited Operating History Risk. The Mid Cap Multi-Style Fund is new and has a limited history of operation. Accordingly, an investment in the Mid Cap Multi-Style Fund entails a high degree of risk. There can be no assurance that the Mid Cap Multi-Style Fund and the Adviser will achieve the Mid Cap Multi-Style Fund’s investment objective.

●	Management Risk. Management risk is the risk that the investment process used by the Mid Cap Multi-Style Fund’s portfolio manager could fail to achieve the Mid Cap Multi-Style Fund’s investment goal and cause an investment in the Mid Cap Multi-Style Fund to lose value.

●	Mid-Capitalization Securities Risk. The Mid Cap Multi-Style Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Mid Cap Multi-Style Fund’s portfolio, performance and share price.

●	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Mid Cap Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Mid Cap Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Mid Cap Multi-Style Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Mid Cap Multi-Style Fund by showing how the Mid Cap Multi-Style Fund’s average annual returns for each full calendar year since the Mid Cap Multi-Style Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Mid Cap Multi-Style Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Mid Cap Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid Cap Multi-Style Fund will perform in the future. Updated performance information will be available at no cost by calling the Mid Cap Multi-Style Fund toll-free at 1-855-873-3837 or on the Mid Cap Multi-Style Fund’s website www.acclivityfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Mid Cap Multi-Style Fund by showing how the Mid Cap Multi-Style Fund’s average annual returns for each full calendar year since the Mid Cap Multi-Style Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-873-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acclivityfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Mid Cap Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Mid Cap Multi-Style Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares1 Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 22.46% (for the quarter ended June 30, 2020). The worst performance was -31.00% (for the quarter ended March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Mid Cap Multi-Style Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Mid Cap Multi-Style Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class N Shares will vary.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Russell Mid Cap Total Return Index measures the performance of the smallest 800 companies in the Russell 1000 index. Investors cannot invest directly in an index.

Acclivity Mid Cap Multi-Style Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	23.44%	[7]
Acclivity Mid Cap Multi-Style Fund | Russell Mid Cap Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.58%
Since Inception	rr_AverageAnnualReturnSinceInception	19.81%	[7]
Acclivity Mid Cap Multi-Style Fund | Acclivity Mid Cap Multi-Style I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	53.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	53.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(53.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,746
Annual Return 2020	rr_AnnualReturn2020	10.40%	[10]
Annual Return 2021	rr_AnnualReturn2021	22.93%	[10]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.93%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019
Acclivity Mid Cap Multi-Style Fund | Acclivity Mid Cap Multi-Style I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.51%
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%	[7]
Acclivity Mid Cap Multi-Style Fund | Acclivity Mid Cap Multi-Style I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.78%	[7]
Acclivity Mid Cap Multi-Style Fund | Acclivity Mid Cap Multi-Style N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	53.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	53.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(53.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,733
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.93%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2019

[1]	The Acclivity Small Cap Value Fund commenced operations on December 31, 2018.
[2]	This number represents an estimate for the Small Cap Value Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Small Cap Value Fund and would not be a direct expense incurred by the Small Cap Value Fund or deducted from Small Cap Value Fund assets.
[3]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the “Adviser”) and the Small Cap Value Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Value Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Value Fund do not exceed 0.73% or 0.48% of the Small Cap Value Fund’s average net assets, for Class N or Class I shares, respectively, through April 30, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Value Fund for fees it waived and Small Cap Value Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[4]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses and sales load charges.
[5]	This number represents an estimate for the Small Cap Growth Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Small Cap Growth Fund and would not be a direct expense incurred by the Small Cap Growth Fund or deducted from Small Cap Growth Fund assets.
[6]	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Small Cap Growth Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Small Cap Growth Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Small Cap Growth Fund do not exceed 0.73% or 0.48% of the Small Cap Growth Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Small Cap Growth Fund for fees it waived and Small Cap Growth Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[7]	The Acclivity Mid Cap Multi-Style Fund commenced operations on December 31, 2019.
[8]	This number represents an estimate for the Mid Cap Multi-Style Fund’s current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Mid Cap Multi-Style Fund and would not be a direct expense incurred by the Mid Cap Multi-Style Fund or deducted from Mid Cap Multi-Style Fund assets.
[9]	Pursuant to an operating expense limitation agreement between Innealta Capital , LLC (the “Adviser”) and the Mid Cap Multi-Style Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Mid Cap Multi-Style Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Mid Cap Multi-Style Fund do not exceed 0.69% or 0.44% of the Mid Cap Multi-Style Fund’s average net assets, for Class N shares or Class I shares, respectively, through April 30, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Mid Cap Multi-Style Fund for fees it waived and Mid Cap Multi-Style Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[10]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses and sales load charges.